Borrowings - Additional information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Borrowings [Line Items]
Unutilized borrowing facilities
Subordinated borrowings	¥ 874,309	¥ 414,500
Fixed-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2026	2025
Long-term borrowings, Maturities end period	2067	2067
Fixed-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Fixed-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	37.10%	44.00%
Floating-rate obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2026	2025
Long-term borrowings, Maturities end period	2070	2069
Floating-rate obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Floating-rate obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	12.89%	17.00%
Index / Equity-linked obligations [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, Maturities start period	2026	2025
Long-term borrowings, Maturities end period	2056	2055
Index / Equity-linked obligations [Member] | Minimum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	0.00%	0.00%
Index / Equity-linked obligations [Member] | Maximum [Member]
Schedule of Borrowings [Line Items]
Long-term borrowings, interest rate	45.00%	36.80%